Revenue from contracts with customers - Schedule Of Revenue Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of performance obligations [abstract]
Amounts included in contract liabilities	¥ 640,864	$ 90,217	¥ 544,495